Basis of Presentation and Nature of Business - Additional Information (Details)		12 Months Ended
	Jul. 02, 2021	Dec. 31, 2021
Basis Of Presentation And Nature Of Business [Line Items]
Date of incorporation		Mar. 26, 2020
Foley Trasimene Acquisition Corp
Basis Of Presentation And Nature Of Business [Line Items]
Business combination, closing date of acquisition	Jul. 02, 2021
Foley Trasimene Acquisition Corp | Alight Holdings
Basis Of Presentation And Nature Of Business [Line Items]
Non-voting ownership percentage held by noncontrolling interest	15.00%
Alight | Foley Trasimene Acquisition Corp | Alight Holdings
Basis Of Presentation And Nature Of Business [Line Items]
Percentage of economic interest	85.00%
Business combination, percentage of voting power	100.00%